Rescission Liabilities - Additional Information (Detail) - USD ($)	May. 31, 2015	May. 31, 2014
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Rescission liability	$ 0	$ 378,000